Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current
Deferred
Total income tax provision